Other Financial Liabilities - Schedule of Other Financial Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial liabilities [abstract]
Advances received	¥ 22,158	¥ 12,016
Suspense receipt	14,699	12,826
Accrued expenses	7,128	6,840
Trade date accrual	2,440	1,336
Derivative liabilities	1,368	1,186
Other	323	3
Total	¥ 48,116	¥ 34,207